Leases - Summary of Amounts Recognised in Statement of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Operating Lease [Abstract]
Interest on lease liabilities (refer note 16)	$ 1,554	$ 1,569	$ 1,867
Depreciation on right-of-use assets (refer note 18)	$ 3,220	$ 3,064	$ 4,333